STOCK-BASED COMPENSATION - Assumptions Using Monte Carlo Valuation Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	1.61%	0.22%	1.21%
Volatility range, minimum	31.78%	31.41%	24.71%
Volatility range, maximum	81.77%	76.72%	43.91%
Weighted-average volatility	54.89%	53.05%	35.38%
Expected term (years)	3 years	3 years	3 years
Weighted-average fair market value (in dollars per share)	$ 77.00	$ 65.41	$ 59.24